Options and Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at beginning of the year	11,096,428	10,133,506
Granted	678,157	1,209,172
Exercised		(146,250)
Forfeited	(162,283)
Cancelled		(100,000)
Expired
Outstanding at end of the year	11,612,302	11,096,428
Options exercisable	11,387,052
Options exercisable and expected to vest	11,612,302
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning of the year	$ 0.72	$ 0.74
Granted	0.25	0.66
Exercised		0.77
Forfeited	0.90
Cancelled		2.45
Expired
Outstanding at end of the year	0.68	0.72
Options exercisable	0.68
Options exercisable and expected to vest	$ 0.68